UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05860

T. Rowe Price U.S. Treasury Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

U.S. Treasury Long-Term Index Fund

Investor Class (PRULX)

This annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - Investor Class	$30	0.29%

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2026, despite periods of volatility driven by shifting expectations for Federal Reserve policy, inflation, and economic growth. Long-term yields declined through late 2025 as investors lowered growth expectations but later moved higher amid fiscal concerns and renewed inflation uncertainty.

  Security selection aided the fund’s performance relative to its style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. The fund’s selection of several individual Treasury holdings, particularly 3-5 year nominal Treasuries, more than offset modest detractors elsewhere.

  The fund’s yield curve position moderately detracted from overall performance relative to the style-specific benchmark. This was driven primarily by positioning in the 10-year area of the Treasury curve, which more than offset positive contributions from the remainder of the curve.

  The fund seeks to provide high income consistent with maximum credit protection. The fund remained nearly fully invested in U.S. Treasury securities throughout the year, with minimal exposure outside the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,736	10,232	10,749
2016	9,357	9,908	9,392
2017	9,522	10,008	9,525
2017	9,763	10,158	9,809
2017	10,081	10,283	10,123
2017	9,919	10,227	9,968
2018	9,491	10,059	9,517
2018	9,721	10,120	9,818
2018	9,772	10,175	9,843
2018	9,388	10,089	9,436
2019	9,822	10,378	9,897
2019	10,836	10,768	10,900
2019	12,141	11,210	12,224
2019	11,643	11,178	11,756
2020	12,911	11,590	13,028
2020	13,705	11,781	13,833
2020	13,633	11,936	13,814
2020	13,498	11,992	13,611
2021	12,145	11,750	12,244
2021	11,846	11,734	11,958
2021	12,726	11,925	12,810
2021	12,912	11,854	13,011
2022	11,990	11,440	12,115
2022	10,099	10,769	10,251
2022	9,734	10,552	9,910
2022	9,053	10,332	9,231
2023	9,021	10,328	9,197
2023	9,161	10,538	9,413
2023	8,694	10,426	8,950
2023	8,353	10,454	8,610
2024	8,656	10,671	8,937
2024	8,461	10,676	8,739
2024	9,094	11,187	9,388
2024	8,950	11,173	9,244
2025	8,942	11,291	9,243
2025	8,496	11,258	8,801
2025	8,654	11,538	8,969
2025	9,069	11,809	9,404
2026	9,244	11,998	9,584
2026	8,845	11,836	9,188

202501-4140694, 202606-5569687

F67-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
U.S. Treasury Long-Term Index Fund (Investor Class)	4.11%	-5.67%	-1.22%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	4.39	-5.13	-0.84

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,571,616
  Number of Portfolio Holdings67
  Investment Advisory Fees Paid (000s)$(186)
  Portfolio Turnover Rate11.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.3%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	99.3%
Government National Mortgage Assn.	0.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Treasury Long-Term Index Fund

Investor Class (PRULX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

U.S. Treasury Long-Term Index Fund

I Class (PRUUX)

This annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - I Class	$9	0.09%

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2026, despite periods of volatility driven by shifting expectations for Federal Reserve policy, inflation, and economic growth. Long-term yields declined through late 2025 as investors lowered growth expectations but later moved higher amid fiscal concerns and renewed inflation uncertainty.

  Security selection aided the fund’s performance relative to its style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. The fund’s selection of several individual Treasury holdings, particularly 3-5 year nominal Treasuries, more than offset modest detractors elsewhere.

  The fund’s yield curve position moderately detracted from overall performance relative to the style-specific benchmark. This was driven primarily by positioning in the 10-year area of the Treasury curve, which more than offset positive contributions from the remainder of the curve.

  The fund seeks to provide high income consistent with maximum credit protection. The fund remained nearly fully invested in U.S. Treasury securities throughout the year, with minimal exposure outside the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
5/31/17	509,909	504,163	510,143
8/31/17	526,775	510,360	526,491
11/30/17	518,377	507,571	518,421
2/28/18	496,184	499,250	494,968
5/31/18	508,392	502,274	510,618
8/31/18	511,250	505,004	511,945
11/30/18	491,343	500,759	490,761
2/28/19	514,271	515,075	514,719
5/31/19	567,570	534,421	566,885
8/31/19	636,120	556,375	635,785
11/30/19	610,229	554,796	611,425
2/29/20	676,928	575,250	677,598
5/31/20	719,301	584,740	719,461
8/31/20	715,804	592,392	718,464
11/30/20	708,480	595,207	707,920
2/28/21	638,290	583,208	636,797
5/31/21	622,345	582,372	621,921
8/31/21	668,880	591,892	666,244
11/30/21	678,948	588,342	676,698
2/28/22	630,815	567,787	630,120
5/31/22	531,686	534,490	533,157
8/31/22	512,698	523,730	515,436
11/30/22	477,621	512,801	480,086
2/28/23	475,608	512,588	478,349
5/31/23	483,217	523,036	489,557
8/31/23	458,781	517,481	465,513
11/30/23	441,025	518,851	447,825
2/29/24	457,270	529,642	464,811
5/31/24	447,204	529,865	454,495
8/31/24	480,883	555,240	488,256
11/30/24	473,534	554,522	480,771
2/28/25	473,319	560,405	480,748
5/31/25	450,610	558,790	457,755
8/31/25	459,210	572,654	466,473
11/30/25	480,775	586,137	489,091
2/28/26	490,278	595,490	498,462
5/31/26	470,046	587,474	477,871

202501-4140694, 202606-5569687

F1089-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 5/3/17
U.S. Treasury Long-Term Index Fund (I Class)	4.31%	-5.46%	-0.68%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.79
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	4.39	-5.13	-0.50

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,571,616
  Number of Portfolio Holdings67
  Investment Advisory Fees Paid (000s)$(186)
  Portfolio Turnover Rate11.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.3%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	99.3%
Government National Mortgage Assn.	0.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Treasury Long-Term Index Fund

I Class (PRUUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

U.S. Treasury Long-Term Index Fund

Z Class (TRZUX)

This annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The long-term U.S. Treasury bond market delivered positive total returns for the year ended May 31, 2026, despite periods of volatility driven by shifting expectations for Federal Reserve policy, inflation, and economic growth. Long-term yields declined through late 2025 as investors lowered growth expectations but later moved higher amid fiscal concerns and renewed inflation uncertainty.

  Security selection aided the fund’s performance relative to its style-specific benchmark, the Bloomberg U.S. Long Treasury Bond Index. The fund’s selection of several individual Treasury holdings, particularly 3-5 year nominal Treasuries, more than offset modest detractors elsewhere.

  The fund’s yield curve position moderately detracted from overall performance relative to the style-specific benchmark. This was driven primarily by positioning in the 10-year area of the Treasury curve, which more than offset positive contributions from the remainder of the curve.

  The fund seeks to provide high income consistent with maximum credit protection. The fund remained nearly fully invested in U.S. Treasury securities throughout the year, with minimal exposure outside the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,080	10,215	9,943
8/31/20	10,035	10,349	9,929
11/30/20	9,935	10,398	9,783
2/28/21	8,953	10,188	8,801
5/31/21	8,731	10,173	8,595
8/31/21	9,386	10,340	9,207
11/30/21	9,529	10,278	9,352
2/28/22	8,855	9,919	8,708
5/31/22	7,465	9,337	7,368
8/31/22	7,200	9,149	7,123
11/30/22	6,709	8,958	6,635
2/28/23	6,683	8,954	6,611
5/31/23	6,791	9,137	6,766
8/31/23	6,458	9,040	6,433
11/30/23	6,201	9,064	6,189
2/29/24	6,431	9,252	6,424
5/31/24	6,291	9,256	6,281
8/31/24	6,766	9,700	6,748
11/30/24	6,664	9,687	6,644
2/28/25	6,662	9,790	6,644
5/31/25	6,344	9,762	6,326
8/31/25	6,457	10,004	6,447
11/30/25	6,772	10,239	6,759
2/28/26	6,907	10,403	6,889
5/31/26	6,624	10,263	6,604

202501-4140694, 202606-5569687

F1271-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 3/16/20
U.S. Treasury Long-Term Index Fund (Z Class)	4.41%	-5.37%	-6.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.42
Bloomberg U.S. Long Treasury Bond Index (Strategy Benchmark)	4.39	-5.13	-6.47

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,571,616
  Number of Portfolio Holdings67
  Investment Advisory Fees Paid (000s)$(186)
  Portfolio Turnover Rate11.8%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.3%
U.S. Government & Agency Mortgage-Backed Securities	0.0
Short-Term and Other	0.7

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	99.3%
Government National Mortgage Assn.	0.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Treasury Long-Term Index Fund

Z Class (TRZUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,029	$34,043
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRULX U.S. Treasury Long-
Term Index Fund
PRUUX U.S. Treasury Long-
Term Index Fund–
.
I Class
TRZUX U.S. Treasury Long-
Term Index Fund–
.
Z Class

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7.01 $ 7.25 $ 8.14 $ 9.24 $ 11.04
Investment activities
Net investment income
(1)(2)
0.28 0.28 0.27 0.25 0.20
Net realized and
unrealized gain/loss 0.01
(3)
(0.24) (0.89) (1.11) (1.80)
Total from investment
activities 0.29 0.04 (0.62) (0.86) (1.60)
Distributions
Net investment income (0.28) (0.28) (0.27) (0.24) (0.20)
NET ASSET VALUE
End of period $ 7.02 $ 7.01 $ 7.25 $ 8.14 $ 9.24

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(4)
4.11% 0.41% (7.64)% (9.29)% (14.75)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0.38% 0.33% 0.34% 0.39% 0.29%
Net expenses after
waivers/payments by
Price Associates 0.29% 0.29% 0.29% 0.29% 0.29%
Net investment income 3.90% 3.78% 3.61% 2.91% 1.81%
Portfolio turnover rate 11.8% 28.2% 85.3% 96.9% 75.2%
Net assets, end of period (in
millions) $156 $176 $256 $216 $221
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7.02 $ 7.25 $ 8.14 $ 9.24 $ 11.04
Investment activities
Net investment income
(1)(2)
0.29 0.30 0.29 0.26 0.23
Net realized and
unrealized gain/loss 0.01
(3)
(0.24) (0.89) (1.10) (1.80)
Total from investment
activities 0.30 0.06 (0.60) (0.84) (1.57)
Distributions
Net investment income (0.29) (0.29) (0.29) (0.26) (0.23)
NET ASSET VALUE
End of period $ 7.03 $ 7.02 $ 7.25 $ 8.14 $ 9.24
Ratios/Supplemental Data
Total return
(2)(4)
4.31% 0.76% (7.45)% (9.12)% (14.57)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0.09% 0.08% 0.09% 0.10% 0.08%
Net expenses after
waivers/payments by
Price Associates 0.09% 0.08% 0.09% 0.10% 0.08%
Net investment income 4.10% 3.99% 3.82% 3.10% 2.11%
Portfolio turnover rate 11.8% 28.2% 85.3% 96.9% 75.2%
Net assets, end of period (in
thousands) $298,960 $449,518 $531,198 $351,450 $314,440
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7.02 $ 7.25 $ 8.14 $ 9.24 $ 11.04
Investment activities
Net investment income
(1)(2)
0.30 0.30 0.29 0.27 0.24
Net realized and
unrealized gain/loss 0.01
(3)
(0.23) (0.89) (1.10) (1.80)
Total from investment
activities 0.31 0.07 (0.60) (0.83) (1.56)
Distributions
Net investment income (0.30) (0.30) (0.29) (0.27) (0.24)
NET ASSET VALUE
End of period $ 7.03 $ 7.02 $ 7.25 $ 8.14 $ 9.24
Ratios/Supplemental Data
Total return
(2)(4)
4.41% 0.85% (7.37)% (9.03)% (14.50)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0.07% 0.07% 0.07% 0.07% 0.07%
Net expenses after
waivers/payments by
Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 4.20% 4.08% 3.89% 3.20% 2.15%
Portfolio turnover rate 11.8% 28.2% 85.3% 96.9% 75.2%
Net assets, end of period (in
millions) $4,117 $3,804 $4,118 $4,343 $3,805
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.0%
U.S. Government Obligations  0.0%
Government National Mortgage Assn.
6.00%, 8/20/34 - 11/15/39  99 102
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $103) 102
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  99.3%
U.S. Treasury Obligations  99.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  30,306 19,031
U.S. Treasury Bonds, 1.125%, 8/15/40 (1) 156,073 96,985
U.S. Treasury Bonds, 1.25%, 5/15/50  113,850 53,563
U.S. Treasury Bonds, 1.375%, 11/15/40  116,055 74,565
U.S. Treasury Bonds, 1.375%, 8/15/50  148,380 71,941
U.S. Treasury Bonds, 1.625%, 11/15/50  122,110 63,154
U.S. Treasury Bonds, 1.75%, 8/15/41  134,590 89,713
U.S. Treasury Bonds, 1.875%, 2/15/41  276,150 190,500
U.S. Treasury Bonds, 1.875%, 2/15/51  95,309 52,420
U.S. Treasury Bonds, 1.875%, 11/15/51  157,100 85,472
U.S. Treasury Bonds, 2.00%, 11/15/41  136,680 94,138
U.S. Treasury Bonds, 2.00%, 2/15/50  117,100 67,570
U.S. Treasury Bonds, 2.00%, 8/15/51  141,300 79,658
U.S. Treasury Bonds, 2.25%, 5/15/41  102,008 74,020
U.S. Treasury Bonds, 2.25%, 8/15/49  39,240 24,194
U.S. Treasury Bonds, 2.25%, 2/15/52  134,850 80,404
U.S. Treasury Bonds, 2.375%, 2/15/42  221,288 160,537
U.S. Treasury Bonds, 2.375%, 11/15/49  78,500 49,565
U.S. Treasury Bonds, 2.375%, 5/15/51  153,555 95,108
U.S. Treasury Bonds, 2.50%, 2/15/45  21,540 14,991
U.S. Treasury Bonds, 2.50%, 2/15/46  6,180 4,229
U.S. Treasury Bonds, 2.50%, 5/15/46  185,510 126,524
U.S. Treasury Bonds, 2.875%, 5/15/43  46,905 35,780
U.S. Treasury Bonds, 2.875%, 5/15/49  155,050 109,286
U.S. Treasury Bonds, 2.875%, 5/15/52  128,295 87,962
U.S. Treasury Bonds, 3.00%, 2/15/47  20,230 14,958
U.S. Treasury Bonds, 3.00%, 8/15/52  122,555 86,133
U.S. Treasury Bonds, 3.125%, 5/15/48  40,000 29,844
U.S. Treasury Bonds, 3.25%, 5/15/42  206,620 169,364
U.S. Treasury Bonds, 3.375%, 8/15/42  221,013 183,648

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.375%, 11/15/48  5,170 4,016
U.S. Treasury Bonds, 3.625%, 5/15/53  125,090 99,114
U.S. Treasury Bonds, 3.875%, 2/15/43  85,765 75,661
U.S. Treasury Bonds, 3.875%, 5/15/43  186,640 164,214
U.S. Treasury Bonds, 4.00%, 11/15/42  38,175 34,316
U.S. Treasury Bonds, 4.00%, 11/15/52  102,141 86,724
U.S. Treasury Bonds, 4.125%, 8/15/44  76,965 69,256
U.S. Treasury Bonds, 4.125%, 8/15/53  137,757 119,461
U.S. Treasury Bonds, 4.25%, 2/15/54  200,355 177,408
U.S. Treasury Bonds, 4.25%, 8/15/54  64,940 57,523
U.S. Treasury Bonds, 4.375%, 8/15/43  25,473 23,849
U.S. Treasury Bonds, 4.50%, 2/15/44  221,740 210,203
U.S. Treasury Bonds, 4.50%, 11/15/54  15,755 14,554
U.S. Treasury Bonds, 4.625%, 5/15/44  148,720 143,050
U.S. Treasury Bonds, 4.625%, 11/15/44  34,460 33,055
U.S. Treasury Bonds, 4.625%, 2/15/46  110,000 105,067
U.S. Treasury Bonds, 4.625%, 5/15/54  160,125 150,968
U.S. Treasury Bonds, 4.625%, 2/15/55  53,700 50,646
U.S. Treasury Bonds, 4.625%, 11/15/55  187,725 177,224
U.S. Treasury Bonds, 4.75%, 11/15/43  45,130 44,199
U.S. Treasury Bonds, 4.75%, 2/15/45  19,700 19,183
U.S. Treasury Bonds, 4.75%, 11/15/53  140,600 135,086
U.S. Treasury Bonds, 4.75%, 5/15/55  37,700 36,292
U.S. Treasury Bonds, 4.75%, 8/15/55  94,160 90,673
U.S. Treasury Bonds, 5.00%, 5/15/37  20,625 21,627
U.S. Treasury Bonds, 5.00%, 5/15/45  4,700 4,719
U.S. Treasury Bonds, 5.00%, 5/15/46  3,600 3,611
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $5,541,645) 4,536,956
SHORT-TERM INVESTMENTS  0.8%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 3.67% (2)(3) 38,148 38,148
Total Short-Term Investments (Cost $38,148) 38,148
Total Investments in Securities
100.1% of Net Assets
(Cost $5,579,896) $ 4,575,206

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 371 U.S. Treasury Long Bond contracts 9/26 41,633 $ 551
Long, 735 U.S. Treasury Notes five year contracts 9/26 78,800 391
Long, 285 Ultra U.S. Treasury Bonds contracts 9/26 32,606 462
Short, 1,898 Ultra U.S. Treasury Notes ten year
contracts 9/26 (212,724) (2,004)
Net payments (receipts) of variation margin to date 513
Variation margin receivable (payable) on open futures contracts $ (87)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 274++
T. Rowe Price Treasury Reserve Fund, 3.67% — — 165++
Totals $ —# $ — $ 439+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ —  ¤  ¤ $ 38,148
T. Rowe Price Treasury
Reserve Fund, 3.67% 41,240  ¤  ¤ —
Total $ 38,148^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $439 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $38,148.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $5,579,896) $ 4,575,206
Interest receivable 30,025
Receivable for shares sold 204
Due from affiliates 188
Other assets 42
Total assets 4,605,665
Liabilities
Payable for investment securities purchased 30,106
Payable for shares redeemed 3,447
Investment management fees payable 231
Variation margin payable on futures contracts 87
Payable to directors 2
Other liabilities 176
Total liabilities 34,049
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 4,571,616

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (2,139,480)
Paid-in capital applicable to 650,756,808 shares of $0.01 par value capital stock outstanding; 32,000,000,000 shares of
the Corporation authorized 6,711,096
NET ASSETS $ 4,571,616
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $155,877; Shares outstanding: 22,195,443) $ 7.02
I Class
(Net assets: $298,960; Shares outstanding: 42,549,400) $ 7.03
Z Class
(Net assets: $4,116,779; Shares outstanding:
586,011,965) $ 7.03

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 185,842
Dividend 439
Securities lending 1
Other 12
Total income 186,294
Expenses
Investment management 2,662
Shareholder servicing
Investor Class $ 502
I Class 82 584
Prospectus and shareholder reports
Investor Class 28
I Class 9
Z Class 7 44
Custody and accounting 280
Registration 71
Legal and audit 40
Directors 13
Miscellaneous 25
Waived / paid by Price Associates (2,848)
Total expenses 871
Net investment income 185,423

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (44,275)
Futures (3,127)
Net realized loss (47,402)
Change in net unrealized gain / loss
Securities 46,025
Futures (94)
Change in net unrealized gain / loss 45,931
Net realized and unrealized gain / loss (1,471)
INCREASE IN NET ASSETS FROM OPERATIONS $ 183,952

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 185,423 $ 202,823
Net realized loss (47,402) (84,316)
Change in net unrealized gain / loss 45,931 (73,023)
Increase in net assets from operations 183,952 45,484
Distributions to shareholders
Net earnings
Investor Class (6,719) (9,558)
I Class (16,442) (20,769)
Z Class (162,262) (172,502)
Decrease in net assets from distributions (185,423) (202,829)
Capital share transactions
*
Shares sold
Investor Class 48,619 119,996
I Class 120,179 149,291
Z Class 918,802 521,112
Distributions reinvested
Investor Class 6,393 9,185
I Class 15,989 20,272
Z Class 161,815 171,998
Shares redeemed
Investor Class (76,028) (199,900)
I Class (291,213) (233,743)
Z Class (761,554) (875,448)
Increase (decrease) in net assets from capital
share transactions 143,002 (317,237)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase (decrease) during period 141,531 (474,582)
Beginning of period 4,430,085 4,904,667
End of period $ 4,571,616 $ 4,430,085
*Share information (000s)
Shares sold
Investor Class 6,756 16,143
I Class 16,770 20,250
Z Class 127,698 70,862
Distributions reinvested
Investor Class 891 1,242
I Class 2,227 2,743
Z Class 22,571 23,297
Shares redeemed
Investor Class (10,576) (27,524)
I Class (40,503) (32,161)
Z Class (106,529) (119,550)
Increase (decrease) in shares outstanding 19,305 (44,698)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Long-
Term Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income consistent with maximum credit protection. The fund has three classes of shares: the U.S. Treasury Long-Term Index Fund (Investor Class), the U.S.
Treasury Long-Term Index Fund–I Class (I Class) and the U.S. Treasury Long-
Term Index Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,537,058 $ — $ 4,537,058
Short-Term Investments 38,148 — — 38,148
Total Securities 38,148 4,537,058 — 4,575,206
Futures Contracts* 1,404 — — 1,404
Total $ 39,552 $ 4,537,058 $ — $ 4,576,610
Liabilities
Futures Contracts* $ 2,004 $ — $ — $ 2,004
1
Includes U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 1,404
*
Total $ 1,404
*
Liabilities
Interest rate derivatives Futures $ 2,004
Total $ 2,004
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, securities valued at $2,952,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ (3,127)
Total $ (3,127)
Change in Unrealized
Gain (Loss
)
Interest rate derivatives $ (94)
Total $ (94)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 6% and 11% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, there were no securities on loan.
Other  Purchases and sales of U.S. government securities aggregated
$648,550,000 and $518,093,000, respectively, for the year ended May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 185,423 $ 202,829
($000s)
Cost of investments $ 5,591,089
Unrealized appreciation $ 7
Unrealized depreciation (1,015,890)
Net unrealized appreciation (depreciation) $ (1,015,883)
($000s)
Overdistributed ordinary income $ (1,833)
Net unrealized appreciation (depreciation) (1,015,883)
Loss carryforwards and deferrals (1,121,764)
Total distributable earnings (loss) $ (2,139,480)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.06% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $365,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.29% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 N/A
(Waived)/repaid during the period ($000s) $(151) $— $(2,697)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

accounts invested in the Investor Class. For the year ended May 31, 2026, expenses incurred pursuant to these service agreements were $124,000 for
Price Associates; $417,000 for T. Rowe Price Services, Inc.; and $7,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2026, approximately 47% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price U.S. Treasury Funds, Inc. and
Shareholders of T. Rowe Price U.S. Treasury Long-Term Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Treasury Long-Term Index
Fund (one of the funds constituting T. Rowe Price U.S. Treasury Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For nonresident alien shareholders, $185,402,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $184,974,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the
Adviser about various topics and information provided to it by the Adviser. The
Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board noted that, as of December 31, 2025, the fund lagged its benchmark for certain performance periods and, where applicable, the fund’s total returns ranked in the 4th quartile for certain periods when compared to performance peer groups selected by third-party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers (as applicable) during the applicable periods and the primary reasons for such results. The Board considered the Adviser’s responses relating to the fund’s performance during certain of the evaluated periods and noted that it will continue to monitor the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations.
The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. However, there were not sufficient funds in the Expense Group to rank in quintiles. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked third out of four funds (Expense Group), the actual management fee rate ranked first out of four funds (Expense Group) and in the first quintile (Expense Universe), and the fund’s total expenses ranked fourth out of four funds (Expense Group) and in the fifth quintile (Expense Universe).
The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked third out of four funds (Expense Group), the actual management fee rate ranked third out of four funds (Expense Group) and in the fourth quintile Expense Universe), and the fund’s total expenses ranked third out of four funds (Expense Group) and in the fourth quintile Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business.  The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business.  In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F67-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026